Acquisition-Date Fair Value of the Consideration Transferred (Detail) (Edge Oilfield Services, LLC and Summit Oilfield Services, LLC, USD $) In Thousands, unless otherwise specified	Aug. 05, 2011
Edge Oilfield Services, LLC and Summit Oilfield Services, LLC
Business Acquisition [Line Items]
Cash	$ 189,696
Key common stock	117,919
Consideration transferred	307,615
Working capital adjustment	(1,752)
Total	$ 305,863